Summarised financial information of subsidiaries with material non-controlling interests - Summarised statements of cash flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Cash generated from operations	¥ 100,695	¥ 29,864	¥ 97,791
Income tax paid	(13,934)	(24,970)	(20,812)
Net cash generated from/(used in) operating activities	86,761	4,894	76,979
Net cash used in investing activities	(114,172)	(76,182)	(69,195)
Net cash (used in)/generated from financing activities	79,561	66,741	(28,187)
Net increase/(decrease) in cash and cash equivalents	52,150	(4,547)	(20,403)
Cash and cash equivalents at beginning of the year - Balance sheet	101,886	105,345
Cash and cash equivalents at end of the year - Balance sheet	154,490	101,886	105,345
Huizhou Pengai
Cash flows from operating activities
Cash generated from operations	5,488	8,557	4,117
Income tax paid	(715)	(2,801)	(891)
Net cash generated from/(used in) operating activities	4,773	5,756	3,226
Net cash used in investing activities	(708)	(5,986)	(144)
Net cash (used in)/generated from financing activities	(4,285)		(2,378)
Net increase/(decrease) in cash and cash equivalents	(220)	(230)	704
Cash and cash equivalents at beginning of the year - Balance sheet	647	877	173
Cash and cash equivalents at end of the year - Balance sheet	427	647	877
Shanghai Pengai
Cash flows from operating activities
Cash generated from operations	11,170	1,083	3,217
Income tax paid	(436)	(1,764)	(869)
Net cash generated from/(used in) operating activities	10,734	(681)	2,348
Net cash used in investing activities	(833)	(2,124)	(400)
Net increase/(decrease) in cash and cash equivalents	9,901	(2,805)	1,948
Cash and cash equivalents at beginning of the year - Balance sheet	733	3,538	1,590
Cash and cash equivalents at end of the year - Balance sheet	10,634	733	3,538
Chongqing Pengai
Cash flows from operating activities
Cash generated from operations	3,280	1,695	717
Income tax paid	(349)	(48)
Net cash generated from/(used in) operating activities	2,931	1,647	717
Net cash used in investing activities	(4,487)	(909)	(2,524)
Net increase/(decrease) in cash and cash equivalents	(1,556)	738	(1,807)
Cash and cash equivalents at beginning of the year - Balance sheet	1,933	1,195	3,002
Cash and cash equivalents at end of the year - Balance sheet	377	1,933	1,195
Chengdu Yueji
Cash flows from operating activities
Cash generated from operations	(1,279)	3,363	7,949
Income tax paid	(347)	(1,380)	(952)
Net cash generated from/(used in) operating activities	(1,626)	1,983	6,997
Net cash used in investing activities	(245)	(2,007)	(2,346)
Net cash (used in)/generated from financing activities			(2,359)
Net increase/(decrease) in cash and cash equivalents	(1,871)	(24)	2,292
Cash and cash equivalents at beginning of the year - Balance sheet	2,367	2,391	99
Cash and cash equivalents at end of the year - Balance sheet	496	2,367	2,391
Pengai Xiuqi
Cash flows from operating activities
Cash generated from operations	4,417	19,570	(11,863)
Income tax paid		(191)
Net cash generated from/(used in) operating activities	4,417	19,379	(11,863)
Net cash used in investing activities	(4,756)	(18,853)	11,863
Net increase/(decrease) in cash and cash equivalents	(339)	526
Cash and cash equivalents at beginning of the year - Balance sheet	526
Cash and cash equivalents at end of the year - Balance sheet	187	526
Haikou Pengai
Cash flows from operating activities
Cash generated from operations	14,810	5,662	3,694
Income tax paid	(492)	(976)	(1,048)
Net cash generated from/(used in) operating activities	14,318	4,686	2,646
Net cash used in investing activities	(14,437)	(5,962)	(1,866)
Net cash (used in)/generated from financing activities	(423)
Net increase/(decrease) in cash and cash equivalents	(542)	(1,276)	780
Cash and cash equivalents at beginning of the year - Balance sheet	618	1,894	1,114
Cash and cash equivalents at end of the year - Balance sheet	76	618	1,894
Shenzhen Yueji
Cash flows from operating activities
Cash generated from operations	3,815
Income tax paid	(1)
Net cash generated from/(used in) operating activities	(3,814)
Net cash used in investing activities	(3,776)
Net cash (used in)/generated from financing activities	600
Net increase/(decrease) in cash and cash equivalents	638
Cash and cash equivalents at beginning of the year - Balance sheet	187
Cash and cash equivalents at end of the year - Balance sheet	825	187
Shenzhen Yuexin
Cash flows from operating activities
Cash generated from operations	3,545
Net cash generated from/(used in) operating activities	3,545
Net cash used in investing activities	(4,266)
Net increase/(decrease) in cash and cash equivalents	(721)
Cash and cash equivalents at beginning of the year - Balance sheet	867
Cash and cash equivalents at end of the year - Balance sheet	147	867
Nanchang Pengai
Cash flows from operating activities
Cash generated from operations	(221)	567	1,938
Income tax paid	134	(456)	(450)
Net cash generated from/(used in) operating activities	(87)	111	1,488
Net cash used in investing activities	(1)	(7)	(214)
Net cash (used in)/generated from financing activities			(1,470)
Net increase/(decrease) in cash and cash equivalents	(88)	105	(196)
Cash and cash equivalents at beginning of the year - Balance sheet	110	5	202
Cash and cash equivalents at end of the year - Balance sheet	22	110	¥ 5
Yantai Pengai Jiayan
Cash flows from operating activities
Cash generated from operations	4,278	7,072
Income tax paid	(35)
Net cash generated from/(used in) operating activities	4,243	7,072
Net cash used in investing activities	(3,161)	(16,690)
Net cash (used in)/generated from financing activities		10,000
Net increase/(decrease) in cash and cash equivalents	1,082	382
Cash and cash equivalents at beginning of the year - Balance sheet	382
Cash and cash equivalents at end of the year - Balance sheet	1,464	¥ 382
Ninghai Pengai
Cash flows from operating activities
Cash generated from operations	1,352
Net cash generated from/(used in) operating activities	1,352
Net cash used in investing activities	(3,479)
Net cash (used in)/generated from financing activities	3,000
Net increase/(decrease) in cash and cash equivalents	873
Cash and cash equivalents at end of the year - Balance sheet	¥ 873